SCOPE OF CONSOLIDATION - Narrative Assets Held for Sale (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment		$ (218)	$ (133)	$ 1,927
Assets held for sale	$ 4,329	$ 0	$ 4,329
Cost of sales
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment	$ 331